WARRANT LIABILITIES (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jan. 07, 2021 USD ($) shares	Nov. 13, 2020 USD ($) $ / shares shares	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 22, 2021 CNY (¥) shares	Jan. 07, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Sep. 23, 2016 $ / shares shares	Feb. 29, 2016 CNY (¥)
Series C Redeemable Convertible Preferred Shares [Member]
Warrant issued			664,611	664,611
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 0.9404
Number of warrants exercised			26,042	26,042
Common Class A [Member]
Warrant issued			638,569	638,569
Series C Warrants [Member]
Warrants, fair value disclosure			$ 5,958	¥ 38,841
China Equities Hk Limited [Member] | Series C Redeemable Convertible Preferred Shares [Member]
Warrant issued								661,376	661,376	661,376
Class of warrant or right, exercise price of warrants or rights | $ / shares										$ 0.945
Warrants, fair value disclosure						$ 1,479	¥ 9,650	$ 384	¥ 2,679
Novo Investment Hk [Member]
Exercise price of warrants issued | $		$ 34,000
Novo Investment Hk [Member] | Series F Redeemable Convertible Preferred Shares [Member]
Warrant issued	11,799,685	11,799,685			11,799,685
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 2.8814
Warrants, fair value disclosure	$ 5,809				¥ 37,531	$ 5,809	¥ 37,903
Exercise price of warrants issued | $	$ 34,000
Temporary equity, par or stated value per share | $ / shares		$ 0.0001
Two Prc Onshore Investment Funds [Member] | Series F Redeemable Convertible Preferred Shares [Member]
Warrant issued	11,799,685				11,799,685	11,799,685	11,799,685
Warrants, fair value disclosure	$ 3,262				¥ 21,622	$ 3,262
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Term of debt											2 years
Borrowing capacity | ¥											¥ 40,000